Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Mar. 31, 2023		Sep. 02, 2022	Apr. 11, 2022
Statement of Financial Position [Abstract]
Ordinary share, par value	$ 0.001	$ 0.001			$ 0.001
Ordinary share, shares authorized	500,000,000	500,000,000		500,000,000	50,000,000
Ordinary share, shares issued	10,425,290	6,646,122	[1]		6,562,500
Ordinary share, shares outstanding	10,425,290	6,646,122	[1]		6,562,500

[1]	The share amounts are presented on a retroactive basis (see Note 1).